Fair Value Measurements (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Assets:
Trading securities	¥ 375,802	¥ 353,353
Derivative assets	15,110	23,796
Total assets	2,450,944	2,597,299
Liabilities:
Derivative liabilities	33,759	48,599
Total liabilities	33,759	48,599
Available-for sale securities, Debt securities, Japanese national government bonds [Member] | Level 1 [Member]
Assets:
Investments	0	0
Available-for sale securities, Debt securities, Japanese local government bonds [Member] | Level 1 [Member]
Assets:
Investments	0	0
Available-for sale securities, Debt securities, Japanese corporate bonds [Member] | Level 1 [Member]
Assets:
Investments	0	4,937
Available-for sale securities, Debt securities, Foreign corporate bonds [Member] | Level 1 [Member]
Assets:
Investments	0	0
Available-for sale securities, Debt securities, Other [Member] | Level 1 [Member]
Assets:
Investments	0	365
Level 1 [Member]
Assets:
Trading securities	189,320	180,414
Derivative assets	0	0
Total assets	336,187	351,221
Level 1 [Member] | Available-for sale securities, Equity securities [Member]
Assets:
Investments	141,408	160,128
Level 1 [Member] | Other Investments [Member]
Assets:
Investments	5,459	5,377
Level 1 [Member]
Liabilities:
Derivative liabilities	0	0
Total liabilities	0	0
Available-for sale securities, Debt securities, Japanese national government bonds [Member] | Level 2 [Member]
Assets:
Investments	1,143,765	1,290,824
Available-for sale securities, Debt securities, Japanese local government bonds [Member] | Level 2 [Member]
Assets:
Investments	22,965	28,842
Available-for sale securities, Debt securities, Japanese corporate bonds [Member] | Level 2 [Member]
Assets:
Investments	329,057	358,187
Available-for sale securities, Debt securities, Foreign corporate bonds [Member] | Level 2 [Member]
Assets:
Investments	306,070	261,896
Available-for sale securities, Debt securities, Other [Member] | Level 2 [Member]
Assets:
Investments	7,933	10,736
Level 2 [Member]
Assets:
Trading securities	186,482	172,939
Derivative assets	15,110	23,796
Total assets	2,016,100	2,153,940
Level 2 [Member] | Available-for sale securities, Equity securities [Member]
Assets:
Investments	4,667	6,682
Level 2 [Member] | Other Investments [Member]
Assets:
Investments	51	38
Level 2 [Member]
Liabilities:
Derivative liabilities	33,759	48,599
Total liabilities	33,759	48,599
Available-for sale securities, Debt securities, Japanese national government bonds [Member] | Level 3 [Member]
Assets:
Investments	0	0
Available-for sale securities, Debt securities, Japanese local government bonds [Member] | Level 3 [Member]
Assets:
Investments	0	0
Available-for sale securities, Debt securities, Japanese corporate bonds [Member] | Level 3 [Member]
Assets:
Investments	4,581	1,097
Available-for sale securities, Debt securities, Foreign corporate bonds [Member] | Level 3 [Member]
Assets:
Investments	20,050	17,433
Available-for sale securities, Debt securities, Other [Member] | Level 3 [Member]
Assets:
Investments	0	0
Level 3 [Member]
Assets:
Trading securities	0	0
Derivative assets	0	0
Total assets	98,657	92,138
Level 3 [Member] | Available-for sale securities, Equity securities [Member]
Assets:
Investments	3,968	3,936
Level 3 [Member] | Other Investments [Member]
Assets:
Investments	70,058	69,672
Level 3 [Member]
Liabilities:
Derivative liabilities	0	0
Total liabilities	0	0
Available-for sale securities, Debt securities, Japanese national government bonds [Member]
Assets:
Investments	1,143,765	1,290,824
Available-for sale securities, Debt securities, Japanese local government bonds [Member]
Assets:
Investments	22,965	28,842
Available-for sale securities, Debt securities, Japanese corporate bonds [Member]
Assets:
Investments	333,638	364,221
Available-for sale securities, Debt securities, Foreign corporate bonds [Member]
Assets:
Investments	326,120	279,329
Available-for sale securities, Debt securities, Other [Member]
Assets:
Investments	7,933	11,101
Available-for sale securities, Equity securities [Member]
Assets:
Investments	150,043	170,746
Other Investments [Member]
Assets:
Investments	¥ 75,568	¥ 75,087